CONTRIBUTED EQUITY	6 Months Ended
Dec. 31, 2023
CONTRIBUTED EQUITY [Abstract]
CONTRIBUTED EQUITY
8.          CONTRIBUTED EQUITY

Issued capital

	December 31, 2023 US$	June 30, 2023 US$
224,297,550 ordinary shares (June 30, 2023: 193,493,973)	78,897,119	58,764,248
	78,897,119	58,764,248

Movements in issued capital

	No. of Ordinary Shares	No. of Class A Performance Shares	No. of Class B Performance Shares	US$
December 31, 2023
Opening balance at July 1, 2023	193,493,973	19,800,000	19,800,000	58,764,248
Issue of shares - share placement	21,000,000	-	-	17,088,750
Issue of shares - exercise of options	9,331,823	-	-	3,127,752
Issue of shares - conversion of rights	13,755	-	-	15,059
Issue of shares - conversion of RSUs	341,461	-	-	225,735
Issue of shares to a consultant	116,538	-	-	75,000
Share issue costs	-	-	-	(399,425)
Closing balance at December 31, 2023	224,297,550	19,800,000	19,800,000	78,897,119

December 31, 2022
Opening balance at July 1, 2022	140,288,491	19,800,000	19,800,000	29,782,268
Issue of shares - share placement	30,000,000	-	-	16,117,800
Issue of shares - exercise of options	737,000	-	-	194,205
Conversion of RSUs	200,001	-	-	167,487
Share issue costs	-	-	-	(1,347,128)
Closing balance at December 31, 2022	171,225,492	19,800,000	19,800,000	44,914,632